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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        International Specialty Products Inc.
Address:     300 Delaware Avenue
             Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Richard A. Weinberg
Title:       Executive Vice President and General Counsel
Phone:       973-628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg    Wayne, New Jersey   May 12, 2000
-------------------------  ------------------- --------------
[Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                       9

Form 13F Information Table Entry Total:                 14

Form 13F Information Table Value Total:          $ 375,222
                                                 (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.*

No.         Form 13F File Number                         Name
---         --------------------                         ----

1                    28-5135                   BMCA Holdings Corporation

2                    28-5328                   Building Materials Corporation
                                                of America

3                    28-4533                   Building Materials Investment
                                                Corporation

4                    28-2655                   G Industries Corp.

5                    28-2656                   G-I Holdings Inc.

6                    28-5326                   GAF Building Materials
                                                Corporation

7                    28-2521                   GAF Corporation

8                    28-4770                   GAF Fiberglass Corporation

9                    28-7274                   ISP Opco Holdings Inc.


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* International Specialty Products Inc. ("ISP") is filing this report on behalf of the institutional investment managers numbered 1 through 8 in accordance with a management agreement among ISP's wholly-owned subsidiary, ISP Opco Holdings Inc., and certain of such managers pursuant to which ISP Opco Holdings Inc. renders investment management services.

NAME OF REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC.



Column 1                   Column 2   Column 3   Column 4       Column 5        Column 6      Column 7            Column 8

                            Title                                Shares
                              Of                   Value           Or          Investment       Other         Voting Authority
Name of Issuer              Class      CUSIP    (x $1,000)      Prin Amt       Discretion     Managers       Sole    Shared  None
--------------              -----      -----    ----------      --------       ----------     --------       ----    ------  ----
Arcadia Financial            COM     039101100         1,316     263,260 SH     DEFINED           9                 263,260
Calgon Carbon Corp           COM     129603106           190      28,935 SH     DEFINED           9                  28,935
Conseco                      COM     208464107         2,480     216,818 SH     DEFINED           9                 216,818
Delta Pine Land              COM     247357106         2,641     133,744 SH     DEFINED           9                 133,744
Dexter Corp                  COM     252165105       121,858   2,299,200 SH     DEFINED           9               2,299,200
Life Technologies            COM     532177201       175,314   3,506,270 SH     DEFINED           9               3,506,270
Meditrust                    COM     58501T306            87      47,935 SH     DEFINED           9                  47,935
Solutia Inc.                 COM     834376105        40,973   3,063,400 SH     DEFINED           9               3,063,400
Starwood Hotels & Resorts    COM     85590A203         3,094     120,172 SH     DEFINED           9                 120,172
Arcadia Financial            COM     039101100           409      81,870 SH     DEFINED   1,2,3,4,5,6,7,8,9          81,870
Calgon Carbon Corp           COM     129603106            63       9,640 SH     DEFINED   1,2,3,4,5,6,7,8,9           9,640
Conseco                      COM     208464107           821      71,740 SH     DEFINED   1,2,3,4,5,6,7,8,9          71,740
Delta Pine Land              COM     247357106         4,994     252,886 SH     DEFINED   1,2,3,4,5,6,7,8,9         252,886
Starwood Hotels & Resorts    COM     85590A203        20,981     814,812 SH     DEFINED   1,2,3,4,5,6,7,8,9         814,812



                                   Column Total      375,222